Derivative Liabilities (Details 1)	12 Months Ended
Dec. 31, 2017 USD ($)
Level 1 [Member]
Schedule of changes in derivative liabilities (Line Items)
Derivative liabilities as January 1, 2017
Addition
Conversion
Extinguishment Expense
Gain on changes in fair value
Derivative liabilities as December 31, 2017
Level 2 [Member]
Schedule of changes in derivative liabilities (Line Items)
Derivative liabilities as January 1, 2017
Addition
Conversion
Extinguishment Expense
Gain on changes in fair value
Derivative liabilities as December 31, 2017
Level 3 [Member]
Schedule of changes in derivative liabilities (Line Items)
Derivative liabilities as January 1, 2017
Addition	332,942
Conversion
Extinguishment Expense	(397,288)
Gain on changes in fair value	64,346
Derivative liabilities as December 31, 2017